SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION [Abstract]
Supplemental Disclosure of Cash Flow Information
Interest and income taxes paid for the three years in the period ended December 31, 2012, from continuing operations were as follows:

	For the years ended December 31,
	2012	2011	2010

Interest paid	30,131	$26,866	$21,750
Income taxes paid	1,014	316	100